UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Materials Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.8%)

Agriculture Fish & Ranch (3.7%)
Monsanto Co.	31,131	$1,774

Aluminum (6.0%)
Alcoa Inc.	101,676	2,755
* Century Aluminum Co.	2,757	62
* Aleris International Inc.	1,968	47

		2,864

Building-Cement (0.9%)
Lafarge North America Inc.	3,780	228
Eagle Materials, Inc.	1,146	101
Eagle Materials, Inc. B Shares	1,067	91

		420

Building Materials (2.9%)
Vulcan Materials Co.	11,691	701
Martin Marietta Materials, Inc.	5,616	343
Florida Rock Industries, Inc.	3,800	249
Texas Industries, Inc.	2,505	115

		1,408

Chemicals (41.2%)
E.I. du Pont de Nemours & Co.	116,278	5,408
Dow Chemical Co.	111,189	5,036
Praxair, Inc.	37,850	1,774
Air Products & Chemicals, Inc.	26,509	1,597
Rohm & Haas Co.	17,197	802
Ecolab, Inc.	22,793	737
Lyondell Chemical Co.	26,060	619
Eastman Chemical Co.	9,226	542
Sigma-Aldrich Corp.	8,151	488
Lubrizol Corp.	7,823	308
* FMC Corp.	4,130	229
Crompton Corp.	13,484	207
Cabot Corp.	7,077	205
Great Lakes Chemical Corp.	6,050	205
* Huntsman Corp.	10,324	199
Airgas, Inc.	7,961	191
Cytec Industries, Inc.	4,573	191
Albemarle Corp.	4,649	177
* Hercules, Inc.	12,365	171
Georgia Gulf Corp.	3,630	115
MacDermid, Inc.	3,210	93
* OM Group, Inc.	3,233	82
* W.R. Grace & Co.	7,861	81
* PolyOne Corp.	10,340	70
Arch Chemicals, Inc.	2,711	64
A. Schulman Inc.	3,600	59
Cambrex Corp.	2,812	51
UAP Holding Corp.	2,680	39
Calgon Carbon Corp.	4,231	38
Westlake Chemical Corp.	1,210	29
* NL Industries, Inc.	1,142	17
Quaker Chemical Corp.	828	15
Stepan Co.	278	6

		19,845

Consumer Products (0.7%)
International Flavors & Fragrances, Inc.	9,404	349

Container & Package-Metal & Glass (2.3%)
* Owens-Illinois, Inc.	17,451	449
* Crown Holdings, Inc.	19,381	289
AptarGroup Inc.	4,208	210
Greif Inc. Class A	1,311	95
Silgan Holdings, Inc.	1,460	83

		1,126

Container & Package-Paper & Plastics (5.3%)
* Sealed Air Corp.	9,822	509
Temple-Inland Inc.	12,493	446
* Pactiv Corp.	17,378	397
Bemis Co., Inc.	11,939	324
Smurfit-Stone Container Corp.	29,723	323
Sonoco Products Co.	10,928	291
Packaging Corp. of America	7,577	165
* Graphic Packaging Corp.	10,482	39
Myers Industries, Inc.	2,991	33

		2,527

Copper (3.6%)
Phelps Dodge Corp.	11,221	981
Freeport-McMoRan Copper & Gold, Inc. Class B	20,829	735

		1,716

Diversified Manufacturing (2.2%)
Ball Corp.	12,225	459
Engelhard Corp.	14,324	421
Olin Corp.	8,250	155

		1,035

Engineering & Contracting Services (0.2%)
* Nalco Holding Co.	5,814	103

Fertilizers (0.9%)
* The Mosaic Co.	15,377	201
* Scotts Miracle-Gro Co.	2,720	193
* Terra Industries, Inc.	4,961	32

		426

Foods (0.2%)
Sensient Technologies Corp.	5,225	106

Forest Products (6.9%)
Weyerhaeuser Co.	27,913	1,791
Georgia Pacific Group	27,079	897
Louisiana-Pacific Corp.	12,300	310
Potlatch Corp.	3,332	172
Longview Fibre Co.	5,412	108
Deltic Timber Corp.	1,251	48
Pope & Talbot, Inc.	50	1

		3,327

Gold (4.3%)
Newmont Mining Corp. (Holding Co.)	51,766	1,928
* Coeur d'Alene Mines Corp.	27,992	93
Royal Gold, Inc.	1,978	35

		2,056

Metal Fabricating (1.0%)
Quanex Corp.	2,977	155
Commercial Metals Co.	5,847	153
Reliance Steel & Aluminum Co.	3,261	126
* RTI International Metals, Inc.	2,494	68

		502

Metals & Minerals & Commodities (0.2%)
* Symyx Technologies, Inc.	3,311	84

Metals & Minerals Miscellaneous (1.2%)
Minerals Technologies, Inc.	2,403	162
Cleveland-Cliffs Inc.	2,479	145
Compass Minerals International	3,347	75
* Apex Silver Mines Ltd.	4,782	64
* Hecla Mining Co.	13,900	62
AMCOL International Corp.	2,324	45
* Stillwater Mining Co.	4,789	32
* Titanium Metals Corp.	132	6

		591

Miscellaneous Materials & Processing (0.1%)
Metal Management, Inc.	2,538	47

Paints & Coating (4.2%)
PPG Industries, Inc.	20,064	1,312
Valspar Corp.	5,741	272
RPM International, Inc.	13,590	239
H.B. Fuller Co.	3,346	108
Ferro Corp.	4,976	96

		2,027

Paper (6.1%)
International Paper Co.	53,877	1,735
MeadWestvaco Corp.	23,930	686
Bowater Inc.	6,541	205
Wausau Paper Corp.	5,269	66
Neenah Paper Inc.	1,673	50
Glatfelter	4,470	50
Chesapeake Corp. of Virginia	2,206	46
Rock-Tenn Co.	3,277	38
* Caraustar Industries, Inc.	3,417	36
* Buckeye Technology, Inc.	3,753	31

		2,943

Plastics (0.2%)
Spartech Corp.	3,779	76

Pollution Control & Environmental Service (0.3%)
* Headwaters Inc.	4,687	155

Steel (5.0%)
Nucor Corp.	18,498	980
United States Steel Corp.	13,321	530
Allegheny Technologies Inc.	9,576	204
Worthington Industries, Inc.	8,251	138
Carpenter Technology Corp.	2,556	138
Steel Dynamics, Inc.	5,050	136
* AK Steel Corp.	12,140	93
* Oregon Steel Mills, Inc.	4,040	71
Schnitzer Steel Industries, Inc. Class A	2,568	59
Gibraltar Industries Inc.	2,704	53

		2,402

Synthetic Fibers (0.1%)
Wellman, Inc.	3,604	41

Tobacco (0.1%)
Schweitzer-Mauduit International, Inc.	1,831	55

TOTAL INVESTMENTS
(Cost $48,977)		48,005

OTHER ASSETS AND LIABILITIES-NET (0.2%)		101

NET ASSETS (100%)		$48,106

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $48,977,000. Net unrealized depreciation of investment securities for tax purposes was $972,000, consisting of unrealized gains of $1,686,000 on securities that had risen in value since their purchase and $2,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.